Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (92.6%)
Australia (1.1%)
	South32 Ltd.	28,723,110	62,192
	National Australia Bank Ltd.	1,959,760	41,332
*	Adbri Ltd.	12,930,684	25,720
	QBE Insurance Group Ltd.	1,765,216	18,176
			147,420
Belgium (0.4%)
	KBC Group NV	829,699	54,123
Brazil (2.6%)
	Banco Bradesco SA ADR	35,183,274	109,068
	Lojas Renner SA	29,929,700	96,959
	Ambev SA ADR	22,901,000	60,001
	Banco do Brasil SA	3,133,800	35,706
	JBS SA	3,454,000	16,334
	Petroleo Brasileiro SA ADR	757,150	12,924
	Odontoprev SA	4,747,100	11,575
			342,567
Canada (3.1%)
	Suncor Energy Inc.	3,252,168	107,692
	Nutrien Ltd.	1,853,160	92,406
	Great-West Lifeco Inc.	1,676,471	55,963
	Stella-Jones Inc.	696,200	41,188
	Saputo Inc.	1,609,749	33,190
	North West Co. Inc.	1,135,211	32,838
	Toronto-Dominion Bank	422,800	25,677
	Alimentation Couche-Tard Inc.	374,300	21,933
			410,887
China (5.5%)
	Tencent Holdings Ltd.	6,230,700	216,276
	Alibaba Group Holding Ltd.	20,567,600	184,470
	ENN Energy Holdings Ltd.	7,397,700	55,067
	Ping An Insurance Group Co. of China Ltd. Class H	12,665,500	53,240
	Sungrow Power Supply Co. Ltd. Class A	4,806,053	52,486
	Alibaba Group Holding Ltd. ADR	596,416	43,043
	Autohome Inc. ADR	1,089,660	27,460
	Li Ning Co. Ltd.	12,285,500	26,246
*	Trip.com Group Ltd. ADR	603,258	22,055
	Hengan International Group Co. Ltd.	6,191,500	19,172
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	23,128,000	14,774

		Shares	Market Value ($000)
	Gree Electric Appliances Inc. of Zhuhai Class A	2,648,753	13,027
[1]	Weibo Corp. ADR	1,156,924	9,371
			736,687
Denmark (1.7%)
	Novo Nordisk A/S Class B	1,496,160	171,018
	Carlsberg A/S Class B	440,825	56,720
			227,738
Egypt (0.2%)
	Commercial International Bank - Egypt (CIB) (Registered) GDR	24,883,498	29,320
Finland (1.3%)
	Nokia OYJ	20,115,499	72,722
	Sampo OYJ Class A	1,539,667	64,444
	Nokian Renkaat OYJ	3,679,749	33,163
			170,329
France (8.0%)
	Airbus SE	1,125,959	179,350
	Engie SA	8,240,977	131,629
	Air Liquide SA	613,585	114,822
	Thales SA	556,374	81,372
	Bureau Veritas SA	2,903,402	77,227
	Accor SA	1,633,993	64,532
	Pernod Ricard SA	390,310	64,005
	Capgemini SE	284,922	63,344
	Kering SA	142,136	58,386
	TotalEnergies SE	868,136	56,321
	STMicroelectronics NV	1,143,788	50,220
	Legrand SA	483,310	46,840
	ArcelorMittal SA	1,533,945	42,245
	Bouygues SA	952,603	34,896
			1,065,189
Germany (5.9%)
	SAP SE	795,681	137,849
	BASF SE	2,468,214	117,990
	Continental AG	940,233	76,808
	Fresenius Medical Care AG	1,871,370	72,328
	Merck KGaA	381,104	62,530
[2]	Siemens Healthineers AG	1,008,470	56,123
*,2	Covestro AG	1,030,292	54,405
	MTU Aero Engines AG	236,602	54,402
	Bayerische Motoren Werke AG	460,430	47,909
	Henkel AG & Co. KGaA	693,440	47,425
	Fresenius SE & Co. KGaA	1,071,944	30,093
	FUCHS SE	606,100	21,491
			779,353
Greece (0.1%)
*	Piraeus Financial Holdings SA	1,672,290	6,772
Hong Kong (4.2%)
	AIA Group Ltd.	20,097,400	157,612
*	Sands China Ltd.	44,212,800	116,048
*	Melco Resorts & Entertainment Ltd. ADR	6,007,896	46,922
	Jardine Matheson Holdings Ltd.	1,021,900	41,034
	Galaxy Entertainment Group Ltd.	7,365,000	38,223
	Techtronic Industries Co. Ltd.	3,135,000	33,297
	Xinyi Glass Holdings Ltd.	29,435,557	24,403
[2]	ESR Group Ltd.	18,763,600	23,985

		Shares	Market Value ($000)
[2]	WH Group Ltd.	38,320,243	22,609
	Sun Hung Kai Properties Ltd.	2,353,500	21,966
	CK Asset Holdings Ltd.	3,309,500	14,934
	Hongkong Land Holdings Ltd.	3,783,200	11,809
	Yue Yuen Industrial Holdings Ltd.	6,245,000	5,889
			558,731
India (2.9%)
	Adani Ports & Special Economic Zone Ltd.	8,629,257	125,449
	ICICI Bank Ltd. ADR	3,322,743	81,075
	HDFC Bank Ltd.	4,192,005	73,720
	UPL Ltd.	8,684,234	56,196
*	Zee Entertainment Enterprises Ltd.	20,670,093	43,202
			379,642
Indonesia (1.8%)
	Bank Mandiri Persero Tbk. PT	214,782,400	90,427
	Astra International Tbk. PT	177,311,100	57,456
	Telkom Indonesia Persero Tbk. PT ADR	2,235,164	56,237
	Selamat Sempurna Tbk. PT	164,317,700	21,050
	Telkom Indonesia Persero Tbk. PT	59,767,100	14,991
			240,161
Ireland (3.0%)
	Ryanair Holdings plc ADR	1,791,998	239,411
	CRH plc	1,245,640	88,368
*	ICON plc	298,590	77,893
			405,672
Italy (0.4%)
*	Brembo SpA	4,410,073	54,523
Japan (13.1%)
	Nitori Holdings Co. Ltd.	855,500	111,969
	Nomura Research Institute Ltd.	3,186,900	97,467
	FANUC Corp.	2,933,300	81,142
	Hoya Corp.	616,600	78,326
	Nitto Denko Corp.	941,300	78,088
	Nidec Corp.	2,072,500	77,298
	Toyota Motor Corp.	3,825,900	76,395
	Nihon Kohden Corp.	2,260,900	68,905
	Kobe Steel Ltd.	4,885,700	67,461
*	Renesas Electronics Corp.	3,986,400	65,407
	Subaru Corp.	3,198,600	63,810
	Denso Corp.	3,891,700	61,131
	Shin-Etsu Chemical Co. Ltd.	1,498,000	58,965
	Tokyo Electron Ltd.	300,800	55,820
	Omron Corp.	1,208,910	54,359
	Disco Corp.	191,800	51,755
	Recruit Holdings Co. Ltd.	1,308,800	51,696
	Kubota Corp.	3,216,100	48,684
	Suzuki Motor Corp.	1,042,500	46,828
	Advantest Corp.	1,176,000	46,802
	Daikin Industries Ltd.	261,900	41,965
	Bandai Namco Holdings Inc.	1,816,400	39,330
	Makita Corp.	1,428,700	38,453
	Nomura Holdings Inc.	6,973,200	37,559
	ITOCHU Corp.	795,100	36,085
	Marubeni Corp.	2,089,000	35,631
	Seria Co. Ltd.	1,937,500	35,505
	Ain Holdings Inc.	1,070,900	34,947

		Shares	Market Value ($000)
	MISUMI Group Inc.	1,873,300	32,118
	Koito Manufacturing Co. Ltd.	1,632,900	24,999
	Komatsu Ltd.	802,900	22,842
	Daito Trust Construction Co. Ltd.	160,200	18,223
			1,739,965
Malaysia (0.3%)
	Westports Holdings Bhd.	48,658,900	39,087
Mexico (0.8%)
	Grupo Financiero Banorte SAB de CV	10,934,500	111,216
Netherlands (4.1%)
	ASM International NV	175,247	97,128
	Aegon Ltd.	13,401,722	79,063
	ING Groep NV	5,079,587	72,173
	Universal Music Group NV	2,151,024	63,407
	Coca-Cola Europacific Partners plc	918,460	63,272
	Akzo Nobel NV	676,567	51,969
	IMCD NV	333,416	50,893
	Koninklijke Vopak NV	1,071,030	33,457
	SBM Offshore NV	2,044,880	26,033
[2]	ABN AMRO Bank NV	979,952	14,422
			551,817
Norway (0.3%)
	Bakkafrost P/F	778,787	43,494
Panama (0.7%)
	Copa Holdings SA Class A	942,053	90,494
Philippines (0.3%)
	Puregold Price Club Inc.	43,303,300	21,373
	Universal Robina Corp.	9,706,600	19,251
			40,624
Singapore (1.9%)
	United Overseas Bank Ltd.	3,367,000	70,972
	Venture Corp. Ltd.	6,727,100	67,019
	DBS Group Holdings Ltd.	2,179,700	51,627
	Singapore Telecommunications Ltd.	18,862,900	33,662
	Sembcorp Industries Ltd.	7,205,300	30,323
			253,603
South Korea (2.0%)
[2]	Samsung Electronics Co. Ltd. GDR	74,490	101,546
	Samsung Electronics Co. Ltd.	1,517,679	82,466
	SK Hynix Inc.	675,713	67,666
*	SK Square Co. Ltd.	309,162	12,010
			263,688
Spain (0.7%)
	Banco Santander SA	17,602,140	70,744
	Industria de Diseno Textil SA	502,058	21,467
			92,211
Sweden (0.6%)
	Assa Abloy AB Class B	2,720,676	74,616
Switzerland (5.6%)
	Roche Holding AG	643,732	183,281
	Holcim AG	1,718,539	131,260
	Cie Financiere Richemont SA (Registered) Class A	835,867	124,155
	UBS Group AG (Registered)	3,333,642	99,785
	Novartis AG (Registered)	884,380	91,457

		Shares	Market Value ($000)
	ABB Ltd. (Registered)	1,912,653	80,928
	Swatch Group AG	108,250	25,413
*	Sandoz Group AG	283,373	9,718
			745,997
Taiwan (2.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	11,810,000	236,418
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	706,735	79,833
	King Slide Works Co. Ltd.	704,000	23,379
			339,630
United Kingdom (14.6%)
	BP plc	28,842,862	168,454
	RELX plc	3,775,960	155,849
	Compass Group plc	4,678,335	128,859
	HSBC Holdings plc	16,445,957	128,405
	Berkeley Group Holdings plc	1,817,248	110,043
	Unilever plc	2,007,865	97,703
	Smith & Nephew plc	6,250,683	87,416
	IMI plc	4,081,930	86,576
	Prudential plc	7,458,287	76,616
	HSBC Holdings plc (XHKG)	9,670,800	75,604
	Taylor Wimpey plc	39,765,987	74,243
	Smiths Group plc	3,463,630	70,982
	GSK plc	3,585,041	70,904
	Experian plc	1,494,703	62,213
	Anglo American plc	2,468,730	58,849
	Weir Group plc	2,404,760	55,276
	RS Group plc	5,499,045	54,490
	Shell plc	1,735,790	53,814
	London Stock Exchange Group plc	402,660	45,546
	Travis Perkins plc	4,484,462	44,731
	Renishaw plc	926,086	40,958
	Spectris plc	768,130	35,759
	Whitbread plc	751,265	34,053
	Victrex plc	1,932,000	33,266
	Croda International plc	546,804	33,096
	Kingfisher plc	10,496,980	29,185
*	easyJet plc	2,644,536	18,515
	Lloyds Banking Group plc	29,916,882	16,037
			1,947,442
United States (2.0%)
	NXP Semiconductors NV	514,698	108,380
	Aon plc Class A	286,458	85,487
	Chubb Ltd.	288,685	70,728
			264,595
Vietnam (0.8%)
	Vietnam Dairy Products JSC	21,424,100	58,647
	Phu Nhuan Jewelry JSC	14,542,400	54,391
			113,038
Total Common Stocks (Cost $11,137,847)			12,320,631
Preferred Stocks (3.2%)
	Petroleo Brasileiro SA Preference Shares	14,889,100	121,561
	Henkel AG & Co. KGaA Preference Shares	1,069,356	81,975
	Itau Unibanco Holding SA Preference Shares	10,551,300	69,811
	FUCHS SE Preference Shares	1,248,935	54,745
	Gerdau SA Preference Shares	11,975,460	50,857

			Shares	Market Value ($000)
	Jungheinrich AG Preference Shares		1,404,172	47,264
Total Preferred Stocks (Cost $360,912)				426,213
		Coupon
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $510,178)	5.410%	5,103,822	510,331
Total Investments (99.7%) (Cost $12,008,937)				13,257,175
Other Assets and Liabilities—Net (0.3%)				44,537
Net Assets (100%)				13,301,712
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $172,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $273,090,000, representing 2.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $191,000 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2024	1,667	186,120	733
MSCI Emerging Market Index	March 2024	1,315	64,488	(1,469)
				(736)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,219,759	—	—	1,219,759
Common Stocks—Other	683,300	10,417,572	—	11,100,872
Preferred Stocks	242,229	183,984	—	426,213
Temporary Cash Investments	510,331	—	—	510,331
Total	2,655,619	10,601,556	—	13,257,175

Derivative Financial Instruments
Assets
Futures Contracts[1]	733	—	—	733
Liabilities
Futures Contracts[1]	1,469	—	—	1,469
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.